AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Basic Materials - 2.6%
Arcadium Lithium plc(a)	67,443	$226,609
Commercial Metals Company	5,663	311,408
Innospec, Inc.	2,548	314,907
		852,924

Communications - 3.3%
Cargurus, Inc.(a)	13,749	360,224
InterDigital, Inc.	3,134	365,299
Ziff Davis, Inc.(a)	6,197	341,145
		1,066,668

Consumer, Cyclical - 7.9%
Abercrombie & Fitch Company - Class A(a)	2,549	453,314
Academy Sports & Outdoors, Inc.	5,412	288,189
American Eagle Outfitters, Inc.	12,948	258,442
KB Home	4,675	328,091
Meritage Homes Corporation	1,842	298,128
PriceSmart, Inc.	3,763	305,556
Steven Madden, Ltd.	7,785	329,305
Taylor Morrison Home Corporation(a)	5,474	303,479
		2,564,504

Consumer, Non-cyclical - 18.0%
Alkermes plc(a)	12,781	308,022
Axonics, Inc.(a)	4,589	308,518
Cal-Maine Foods, Inc.	5,554	339,405
Ensign Group, Inc.	2,569	317,760
Haemonetics Corporation(a)	3,331	275,574
HealthEquity, Inc.(a)	3,848	331,698
Inari Medical, Inc.(a)	7,377	355,203
Integer Holdings Corporation(a)	2,795	323,633
Inter Parfums, Inc.	2,654	307,944
Intra-Cellular Therapies, Inc.(a)	4,219	288,959
Korn Ferry	5,016	336,774
Krystal Biotech, Inc.(a)	1,922	352,956
Lancaster Colony Corporation	1,603	302,919
Neogen Corporation(a)	25,050	391,531
Primo Water Corporation	16,151	353,061
Sprouts Farmers Market, Inc.(a)	4,773	399,309
StoneCo, Ltd. - Class A(a)	19,496	233,757
Stride, Inc.(a)	4,625	326,062
		5,853,085

Energy - 8.5%
Alpha Metallurgical Resources, Inc.	952	267,064
Arch Resources, Inc.	1,956	297,762
California Resources Corporation	6,006	319,639
CONSOL Energy, Inc.	3,769	384,551
Helmerich & Payne, Inc.	8,031	290,240
PBF Energy, Inc. - Class A	5,880	270,598
Peabody Energy Corporation	14,313	316,604
Permian Resources Corporation	18,666	301,456
Seadrill, Ltd.(a)	6,364	327,746
		2,775,660

Financial - 25.3%(b)
Apple Hospitality REIT, Inc.	20,664	300,454
Axos Financial, Inc.(a)	5,529	315,982
BancFirst Corporation	3,389	297,215
Brookfield Asset Management, Ltd. – Class A	7,931	301,774
Cadence Bank	10,870	307,404
Cathay General Bancorp	8,723	329,031
CVB Financial Corporation	18,320	315,837
Essent Group, Ltd.	5,726	321,744
First BanCorp	17,357	317,459
First Merchants Corporation	8,975	298,778
Fulton Financial Corporation	18,158	308,323
Hancock Whitney Corporation	6,622	316,730
Jackson Financial, Inc. - Class A	4,441	329,789
LXP Industrial Trust	36,316	331,202
Marathon Digital Holdings, Inc.(a)	19,096	379,056
Mr. Cooper Group, Inc.(a)	3,959	321,590
NMI Holdings, Inc.(a)	9,696	330,052
Pacific Premier Bancorp, Inc.	13,810	317,216
Pagseguro Digital, Ltd. - Class A(a)	24,908	291,174
Radian Group, Inc.	10,168	316,225
Riot Platforms, Inc.(a)	31,249	285,616
Sunstone Hotel Investors, Inc.	29,997	313,769
Texas Capital Bancshares, Inc.(a)	5,257	321,413
UMB Financial Corporation	3,845	320,750
Walker & Dunlop, Inc.	3,308	324,846
WSFS Financial Corporation	7,009	329,423
		8,242,852

Industrial - 21.1%
AAR Corporation(a)	4,449	323,442
AeroVironment, Inc.(a)	1,888	343,918
Albany International Corporation - Class A	3,756	317,194
Applied Industrial Technologies, Inc.	1,699	329,606
ArcBest Corporation	2,832	303,251
Atkore, Inc.	1,754	236,667
Boise Cascade Company	2,325	277,186
Dycom Industries, Inc.(a)	2,200	371,272
Fabrinet(a)	1,778	435,237
Federal Signal Corporation	3,820	319,619
Fluor Corporation(a)	7,594	330,719
Franklin Electric Company, Inc.	3,144	302,830
Gibraltar Industries, Inc.(a)	4,456	305,459
International Seaways, Inc.	5,616	332,074
Kadant, Inc.	1,173	344,604
Matson, Inc.	2,909	380,992
Mueller Water Products, Inc. - Class A	19,288	345,641
OSI Systems, Inc.(a)	2,341	321,934
Scorpio Tankers, Inc.	4,427	359,871
Watts Water Technologies, Inc. - Class A	1,535	281,473
Zurn Elkay Water Solutions Corporation	9,792	287,885
		6,850,874

Technology - 10.6%
Amkor Technology, Inc.	10,118	404,922
Axcelis Technologies, Inc.(a)	3,017	428,987
Diodes, Inc.(a)	4,323	310,954
ExlService Holdings, Inc.(a)	10,556	331,036
Kulicke & Soffa Industries, Inc.	6,918	340,297
MACOM Technology Solutions Holdings, Inc.(a)	3,096	345,111
Onto Innovation, Inc.(a)	1,657	363,811
Parsons Corporation(a)	3,953	323,395
Qualys, Inc.(a)	1,857	264,808
Rambus, Inc.(a)	5,817	341,807
		3,455,128

Utilities - 1.9%
ALLETE, Inc.	5,086	317,112
MGE Energy, Inc.	3,886	290,362
		607,474
TOTAL COMMON STOCKS (Cost $29,935,825)		32,269,169

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares
First American Government Obligations Fund - Class X, 5.23%(c)	261,963	261,963
TOTAL SHORT-TERM INVESTMENTS (Cost $261,963)		261,963

TOTAL INVESTMENTS - 100.0% (Cost $30,197,788)		$32,531,132
Liabilities in Excess of Other Assets – (0.0)%(d)		(3,184)
TOTAL NET ASSETS - 100.0%		$32,527,948

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

AlphaMark Actively Managed Small Cap ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,269,169	$–	$–	$32,269,169
Money Market Funds	261,963	–	–	261,963
Total Investments	$32,531,132	$–	$–	$32,531,132

See Schedule of Investments for breakout of investments by sector classifications.

During the period ended June 30, 2024, the Fund did not recognize any transfers to or from Level 3.